EBP Plan Assets (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended				12 Months Ended																																																																																																																															12 Months Ended			12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Equities - International small cap [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Equities - Emerging markets value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Equities - Emerging markets growth [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Equities - International developed markets large cap value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Fixed income - Corporate bonds [Member] Commingled investment funds - fixed income [Member]	Dec. 31, 2013 Pension Benefits [Member]	Dec. 31, 2012 Pension Benefits [Member]	Dec. 31, 2011 Pension Benefits [Member]	Dec. 31, 2013 Pension Benefits [Member] Equity securities [Member]	Dec. 31, 2013 Pension Benefits [Member] Fixed income securities [Member]	Dec. 31, 2012 Pension Benefits [Member] Fixed income securities [Member]	Dec. 31, 2013 Pension Benefits [Member] U.S. equity securities [Member]	Dec. 31, 2013 Pension Benefits [Member] International equity securities [Member]	Dec. 31, 2013 Pension Benefits [Member] Cash management fund [Member]	Dec. 31, 2012 Pension Benefits [Member] Cash management fund [Member]	Dec. 31, 2013 Pension Benefits [Member] U.S. large cap [Member] Equity securities [Member]	Dec. 31, 2012 Pension Benefits [Member] U.S. large cap [Member] Equity securities [Member]	Dec. 31, 2013 Pension Benefits [Member] U.S. small cap [Member] Equity securities [Member]	Dec. 31, 2012 Pension Benefits [Member] U.S. small cap [Member] Equity securities [Member]	Dec. 31, 2013 Pension Benefits [Member] International developed markets large cap growth [Member] Equity securities [Member]	Dec. 31, 2012 Pension Benefits [Member] International developed markets large cap growth [Member] Equity securities [Member]	Dec. 31, 2012 Pension Benefits [Member] Emerging markets growth [Member] Equity securities [Member]	Dec. 31, 2013 Pension Benefits [Member] Preferred stock [Member] Equity securities [Member]	Dec. 31, 2012 Pension Benefits [Member] Preferred stock [Member] Equity securities [Member]	Dec. 31, 2013 Pension Benefits [Member] Equities - U.S. large cap [Member] Commingled investment funds - equities [Member]	Dec. 31, 2012 Pension Benefits [Member] Equities - U.S. large cap [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Pension Benefits [Member] Equities - International small cap [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Pension Benefits [Member] Equities - Emerging markets value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2012 Pension Benefits [Member] Equities - Emerging markets value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Pension Benefits [Member] Equities - Emerging markets growth [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Pension Benefits [Member] Equities - International developed markets large cap value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2012 Pension Benefits [Member] Equities - International developed markets large cap value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Pension Benefits [Member] Fixed income - Corporate bonds [Member] Commingled investment funds - fixed income [Member]	Dec. 31, 2012 Pension Benefits [Member] Fixed income - Corporate bonds [Member] Commingled investment funds - fixed income [Member]	Dec. 31, 2013 Pension Benefits [Member] U.S. Treasury securities [Member] Fixed income securities [Member]	Dec. 31, 2012 Pension Benefits [Member] U.S. Treasury securities [Member] Fixed income securities [Member]	Dec. 31, 2013 Pension Benefits [Member] Mortgage-backed securities [Member] Fixed income securities [Member]	Dec. 31, 2012 Pension Benefits [Member] Mortgage-backed securities [Member] Fixed income securities [Member]	Dec. 31, 2013 Pension Benefits [Member] Corporate bonds [Member] Fixed income securities [Member]	Dec. 31, 2012 Pension Benefits [Member] Corporate bonds [Member] Fixed income securities [Member]	Dec. 31, 2013 Pension Benefits [Member] Insurance company investment contracts and other [Member]	Dec. 31, 2012 Pension Benefits [Member] Insurance company investment contracts and other [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 1 [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 1 [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 1 [Member] Cash management fund [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 1 [Member] Cash management fund [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 1 [Member] U.S. large cap [Member] Equity securities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 1 [Member] U.S. large cap [Member] Equity securities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 1 [Member] U.S. small cap [Member] Equity securities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 1 [Member] U.S. small cap [Member] Equity securities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 1 [Member] International developed markets large cap growth [Member] Equity securities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 1 [Member] International developed markets large cap growth [Member] Equity securities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 1 [Member] Emerging markets growth [Member] Equity securities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 1 [Member] Preferred stock [Member] Equity securities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 1 [Member] Preferred stock [Member] Equity securities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 1 [Member] Equities - U.S. large cap [Member] Commingled investment funds - equities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 1 [Member] Equities - U.S. large cap [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 1 [Member] Equities - International small cap [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 1 [Member] Equities - Emerging markets value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 1 [Member] Equities - Emerging markets value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 1 [Member] Equities - Emerging markets growth [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 1 [Member] Equities - International developed markets large cap value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 1 [Member] Equities - International developed markets large cap value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 1 [Member] Fixed income - Corporate bonds [Member] Commingled investment funds - fixed income [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 1 [Member] Fixed income - Corporate bonds [Member] Commingled investment funds - fixed income [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 1 [Member] U.S. Treasury securities [Member] Fixed income securities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 1 [Member] U.S. Treasury securities [Member] Fixed income securities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 1 [Member] Mortgage-backed securities [Member] Fixed income securities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 1 [Member] Mortgage-backed securities [Member] Fixed income securities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 1 [Member] Corporate bonds [Member] Fixed income securities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 1 [Member] Corporate bonds [Member] Fixed income securities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 1 [Member] Insurance company investment contracts and other [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 1 [Member] Insurance company investment contracts and other [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 2 [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 2 [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 2 [Member] Cash management fund [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 2 [Member] Cash management fund [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 2 [Member] U.S. large cap [Member] Equity securities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 2 [Member] U.S. large cap [Member] Equity securities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 2 [Member] U.S. small cap [Member] Equity securities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 2 [Member] U.S. small cap [Member] Equity securities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 2 [Member] International developed markets large cap growth [Member] Equity securities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 2 [Member] International developed markets large cap growth [Member] Equity securities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 2 [Member] Emerging markets growth [Member] Equity securities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 2 [Member] Preferred stock [Member] Equity securities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 2 [Member] Preferred stock [Member] Equity securities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 2 [Member] Equities - U.S. large cap [Member] Commingled investment funds - equities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 2 [Member] Equities - U.S. large cap [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 2 [Member] Equities - International small cap [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 2 [Member] Equities - Emerging markets value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 2 [Member] Equities - Emerging markets value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 2 [Member] Equities - Emerging markets growth [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 2 [Member] Equities - International developed markets large cap value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 2 [Member] Equities - International developed markets large cap value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 2 [Member] Fixed income - Corporate bonds [Member] Commingled investment funds - fixed income [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 2 [Member] Fixed income - Corporate bonds [Member] Commingled investment funds - fixed income [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 2 [Member] U.S. Treasury securities [Member] Fixed income securities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 2 [Member] U.S. Treasury securities [Member] Fixed income securities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 2 [Member] Mortgage-backed securities [Member] Fixed income securities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 2 [Member] Mortgage-backed securities [Member] Fixed income securities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 2 [Member] Corporate bonds [Member] Fixed income securities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 2 [Member] Corporate bonds [Member] Fixed income securities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 2 [Member] Insurance company investment contracts and other [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 2 [Member] Insurance company investment contracts and other [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 3 [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 3 [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 3 [Member] Cash management fund [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 3 [Member] Cash management fund [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 3 [Member] U.S. large cap [Member] Equity securities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 3 [Member] U.S. large cap [Member] Equity securities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 3 [Member] U.S. small cap [Member] Equity securities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 3 [Member] U.S. small cap [Member] Equity securities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 3 [Member] International developed markets large cap growth [Member] Equity securities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 3 [Member] International developed markets large cap growth [Member] Equity securities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 3 [Member] Emerging markets growth [Member] Equity securities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 3 [Member] Preferred stock [Member] Equity securities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 3 [Member] Preferred stock [Member] Equity securities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 3 [Member] Equities - U.S. large cap [Member] Commingled investment funds - equities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 3 [Member] Equities - U.S. large cap [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 3 [Member] Equities - International small cap [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 3 [Member] Equities - Emerging markets value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 3 [Member] Equities - Emerging markets value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 3 [Member] Equities - Emerging markets growth [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 3 [Member] Equities - International developed markets large cap value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 3 [Member] Equities - International developed markets large cap value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 3 [Member] Fixed income - Corporate bonds [Member] Commingled investment funds - fixed income [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 3 [Member] Fixed income - Corporate bonds [Member] Commingled investment funds - fixed income [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 3 [Member] U.S. Treasury securities [Member] Fixed income securities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 3 [Member] U.S. Treasury securities [Member] Fixed income securities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 3 [Member] Mortgage-backed securities [Member] Fixed income securities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 3 [Member] Mortgage-backed securities [Member] Fixed income securities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 3 [Member] Corporate bonds [Member] Fixed income securities [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 3 [Member] Corporate bonds [Member] Fixed income securities [Member]	Dec. 31, 2013 Pension Benefits [Member] Level 3 [Member] Insurance company investment contracts and other [Member]	Dec. 31, 2012 Pension Benefits [Member] Level 3 [Member] Insurance company investment contracts and other [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member]	Dec. 31, 2011 Other Postretirement Benefits [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Fixed income securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Fixed income securities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Cash management fund [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Cash management fund [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] U.S. large cap [Member] Equity securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] U.S. large cap [Member] Equity securities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] U.S. small cap [Member] Equity securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] U.S. small cap [Member] Equity securities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] International developed markets large cap growth [Member] Equity securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] International developed markets large cap growth [Member] Equity securities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Emerging markets growth [Member] Equity securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Emerging markets growth [Member] Equity securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Preferred stock [Member] Equity securities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Equities - U.S. large cap [Member] Commingled investment funds - equities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Equities - U.S. large cap [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Equities - International small cap [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Equities - Emerging markets value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Equities - Emerging markets value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Equities - Emerging markets growth [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Equities - International developed markets large cap value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Equities - International developed markets large cap value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Fixed income - Corporate bonds [Member] Commingled investment funds - fixed income [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Fixed income - Corporate bonds [Member] Commingled investment funds - fixed income [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] U.S. Treasury securities [Member] Fixed income securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] U.S. Treasury securities [Member] Fixed income securities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Government and municipal bonds [Member] Fixed income securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Government and municipal bonds [Member] Fixed income securities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Mortgage-backed securities [Member] Fixed income securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Mortgage-backed securities [Member] Fixed income securities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Corporate bonds [Member] Fixed income securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Corporate bonds [Member] Fixed income securities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 1 [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 1 [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 1 [Member] Cash management fund [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 1 [Member] Cash management fund [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 1 [Member] U.S. large cap [Member] Equity securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 1 [Member] U.S. large cap [Member] Equity securities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 1 [Member] U.S. small cap [Member] Equity securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 1 [Member] U.S. small cap [Member] Equity securities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 1 [Member] International developed markets large cap growth [Member] Equity securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 1 [Member] International developed markets large cap growth [Member] Equity securities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 1 [Member] Emerging markets growth [Member] Equity securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 1 [Member] Emerging markets growth [Member] Equity securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 1 [Member] Preferred stock [Member] Equity securities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 1 [Member] Equities - U.S. large cap [Member] Commingled investment funds - equities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 1 [Member] Equities - U.S. large cap [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 1 [Member] Equities - International small cap [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 1 [Member] Equities - Emerging markets value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 1 [Member] Equities - Emerging markets value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 1 [Member] Equities - Emerging markets growth [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 1 [Member] Equities - International developed markets large cap value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 1 [Member] Equities - International developed markets large cap value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 1 [Member] Fixed income - Corporate bonds [Member] Commingled investment funds - fixed income [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 1 [Member] Fixed income - Corporate bonds [Member] Commingled investment funds - fixed income [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 1 [Member] U.S. Treasury securities [Member] Fixed income securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 1 [Member] U.S. Treasury securities [Member] Fixed income securities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 1 [Member] Government and municipal bonds [Member] Fixed income securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 1 [Member] Government and municipal bonds [Member] Fixed income securities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 1 [Member] Mortgage-backed securities [Member] Fixed income securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 1 [Member] Mortgage-backed securities [Member] Fixed income securities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 1 [Member] Corporate bonds [Member] Fixed income securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 1 [Member] Corporate bonds [Member] Fixed income securities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 2 [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 2 [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 2 [Member] Cash management fund [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 2 [Member] Cash management fund [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 2 [Member] U.S. large cap [Member] Equity securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 2 [Member] U.S. large cap [Member] Equity securities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 2 [Member] U.S. small cap [Member] Equity securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 2 [Member] U.S. small cap [Member] Equity securities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 2 [Member] International developed markets large cap growth [Member] Equity securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 2 [Member] International developed markets large cap growth [Member] Equity securities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 2 [Member] Emerging markets growth [Member] Equity securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 2 [Member] Emerging markets growth [Member] Equity securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 2 [Member] Preferred stock [Member] Equity securities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 2 [Member] Equities - U.S. large cap [Member] Commingled investment funds - equities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 2 [Member] Equities - U.S. large cap [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 2 [Member] Equities - International small cap [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 2 [Member] Equities - Emerging markets value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 2 [Member] Equities - Emerging markets value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 2 [Member] Equities - Emerging markets growth [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 2 [Member] Equities - International developed markets large cap value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 2 [Member] Equities - International developed markets large cap value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 2 [Member] Fixed income - Corporate bonds [Member] Commingled investment funds - fixed income [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 2 [Member] Fixed income - Corporate bonds [Member] Commingled investment funds - fixed income [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 2 [Member] U.S. Treasury securities [Member] Fixed income securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 2 [Member] U.S. Treasury securities [Member] Fixed income securities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 2 [Member] Government and municipal bonds [Member] Fixed income securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 2 [Member] Government and municipal bonds [Member] Fixed income securities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 2 [Member] Mortgage-backed securities [Member] Fixed income securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 2 [Member] Mortgage-backed securities [Member] Fixed income securities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 2 [Member] Corporate bonds [Member] Fixed income securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 2 [Member] Corporate bonds [Member] Fixed income securities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 3 [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 3 [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 3 [Member] Cash management fund [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 3 [Member] Cash management fund [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 3 [Member] U.S. large cap [Member] Equity securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 3 [Member] U.S. large cap [Member] Equity securities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 3 [Member] U.S. small cap [Member] Equity securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 3 [Member] U.S. small cap [Member] Equity securities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 3 [Member] International developed markets large cap growth [Member] Equity securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 3 [Member] International developed markets large cap growth [Member] Equity securities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 3 [Member] Emerging markets growth [Member] Equity securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 3 [Member] Emerging markets growth [Member] Equity securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 3 [Member] Preferred stock [Member] Equity securities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 3 [Member] Equities - U.S. large cap [Member] Commingled investment funds - equities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 3 [Member] Equities - U.S. large cap [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 3 [Member] Equities - International small cap [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 3 [Member] Equities - Emerging markets value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 3 [Member] Equities - Emerging markets value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 3 [Member] Equities - Emerging markets growth [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 3 [Member] Equities - International developed markets large cap value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 3 [Member] Equities - International developed markets large cap value [Member] Commingled investment funds - equities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 3 [Member] Fixed income - Corporate bonds [Member] Commingled investment funds - fixed income [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 3 [Member] Fixed income - Corporate bonds [Member] Commingled investment funds - fixed income [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 3 [Member] U.S. Treasury securities [Member] Fixed income securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 3 [Member] U.S. Treasury securities [Member] Fixed income securities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 3 [Member] Government and municipal bonds [Member] Fixed income securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 3 [Member] Government and municipal bonds [Member] Fixed income securities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 3 [Member] Mortgage-backed securities [Member] Fixed income securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 3 [Member] Mortgage-backed securities [Member] Fixed income securities [Member]	Dec. 31, 2013 Other Postretirement Benefits [Member] Level 3 [Member] Corporate bonds [Member] Fixed income securities [Member]	Dec. 31, 2012 Other Postretirement Benefits [Member] Level 3 [Member] Corporate bonds [Member] Fixed income securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Proportion of assets subjected to income tax																																																																																																																																									40.00%
Plan assets target allocation range, minimum										54.00%	36.00%		37.00%	17.00%
Plan assets target allocation range, maximum										66.00%	44.00%		45.00%	21.00%
Maximum percentage of total stock portfolio invested in the common stock of any one corporation	5.00%
Maximum percentage of portfolio invested in fixed income securities of any one issuer with exception of bond index funds and U. S. government guaranteed and agency securities	5.00%
Number of active investment managers managing plan funds							10																																																																																																																																		4
Number of passive investment managers managing plan funds							1																																																																																																																																		1
Each investment manager responsibility to manage the plans' funds, minimum	1.00%
Each investment manager responsibility to manage the plans' funds, maximum	15.00%
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Maximum Percentage In Emerging Markets		15.00%
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Maximum Time Span To Require Redemption Fee		180 days
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share, Redemption Fee		1.50%
Length of notice period for redemption of commingled investment funds		10 days	10 days	15 days	10 days
Maximum allocation to BBB rated securities						10.00%
Target approximate duration in years						20 years
Weighted average duration of fixed income security portfolio1											6 years	6 years																																																																																																																																5 years	5 years
Fair values of plan assets
Total assets at fair value							$ 1,241	$ 1,071	$ 965						$ 23	$ 21	$ 211	$ 169	$ 146	$ 115	$ 59	$ 62	$ 21	$ 2	$ 6	$ 179	$ 146	$ 24	$ 34	$ 33	$ 19	$ 100	$ 83	$ 140	$ 150	$ 30	$ 22	$ 67	$ 68	$ 200	$ 171	$ 7	$ 4	$ 412	$ 337	$ 23	$ 21	$ 211	$ 169	$ 146	$ 115	$ 0	$ 1	$ 3	$ 2	$ 6	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 30	$ 22	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 829	$ 734	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 59	$ 61	$ 18	$ 0	$ 0	$ 179	$ 146	$ 24	$ 34	$ 33	$ 19	$ 100	$ 83	$ 140	$ 150	$ 0	$ 0	$ 67	$ 68	$ 200	$ 171	$ 7	$ 4	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 201	$ 175	$ 159			$ 13	$ 14	$ 52	$ 42	$ 29	$ 21	$ 15	$ 13	$ 2	$ 5	$ 1	$ 18	$ 15	$ 2	$ 4	$ 3	$ 2	$ 10	$ 9	$ 14	$ 15	$ 3	$ 2	$ 10	$ 10	$ 7	$ 7	$ 20	$ 18	$ 98	$ 81	$ 13	$ 14	$ 52	$ 42	$ 29	$ 21	$ 0	$ 0	$ 1	$ 1	$ 1	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 3	$ 2	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 103	$ 94	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 15	$ 13	$ 1	$ 4	$ 0	$ 18	$ 15	$ 2	$ 4	$ 3	$ 2	$ 10	$ 9	$ 14	$ 15	$ 0	$ 0	$ 10	$ 10	$ 7	$ 7	$ 20	$ 18	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0